Expense Example (dei_DocumentInformationDocumentAxis, (Oppenheimer Rising Dividends Fund, Inc.), USD $)	0 Months Ended
Feb. 28, 2013
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 677
Expense Example, with Redemption, 3 Years	894
Expense Example, with Redemption, 5 Years	1,129
Expense Example, with Redemption, 10 Years	1,801
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	706
Expense Example, with Redemption, 3 Years	939
Expense Example, with Redemption, 5 Years	1,298
Expense Example, with Redemption, 10 Years	1,888
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	288
Expense Example, with Redemption, 3 Years	581
Expense Example, with Redemption, 5 Years	999
Expense Example, with Redemption, 10 Years	2,167
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	352
Expense Example, with Redemption, 10 Years	789
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	247
Expense Example, with Redemption, 3 Years	456
Expense Example, with Redemption, 5 Years	787
Expense Example, with Redemption, 10 Years	1,725
Class Y
Expense Example:
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	266
Expense Example, with Redemption, 5 Years	462
Expense Example, with Redemption, 10 Years	$ 1,030